Post employment benefits - Balance sheet analysis of post employment plans (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [line items]
Non-current assets	£ 1,553	£ 1,018
Non-current liabilities	(402)	(574)
Surplus restriction	14	3
Funded plans
Disclosure of defined benefit plans [line items]
Non-current assets	1,553	1,018
Non-current liabilities	(144)	(279)
Unfunded plans
Disclosure of defined benefit plans [line items]
Non-current liabilities	£ (258)	£ (295)